Description of Organization And Business Operations And Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization And Business Operations And Going Concern
NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Vahanna Tech Edge Acquisition I Corp. (the “Company”) was incorporated in the British Virgin Islands on April 22, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of March 31, 2023, the Company had not commenced any operations. All activity for the period from April 22, 2021 (inception) through March 31, 2023 relates to the Company’s formation, initial public offering (“Initial Public Offering”), which is described below and search for an acquisition target. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering (the “Registration Statement”) was declared effective on November 22, 2021. On November 26, 2021, the Company consummated the Initial Public Offering of 20,010,000 units (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $200,100,000, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,638,500 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement transaction to Vahanna LLC (the “Sponsor”).
Additionally, simultaneously with the closing of the Initial Public Offering, pursuant to a Subscription Agreement, dated November 22, 2021, by and between the Company and Mizuho Securities USA LLC, the representative of the underwriters (“Mizuho”), the Company completed the private sale of an aggregate of 150,000 Class B ordinary shares of the Company, par value $0.0001 per share (the “Representative Shares”), at a purchase price of approximately $3.33 per Representative Share, generating gross proceeds to the Company of $500,000. No underwriting discounts or commissions were paid with respect to such sale. The issuance of the Representative Shares was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) (see Notes 5 and 6).
Following the closing of the Initial Public Offering on November 26, 2021, an amount of $204,102,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement (as defined in Note 4) was placed in the Trust Account (as defined below). The funds held in the Trust Account may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination or (ii) the distribution of the Trust Account, as described below.
As of November 26, 2021, transaction costs amounted to $11,274,404 consisting of $3,480,000 of underwriting fees, $6,525,000 of deferred underwriting fees, $645,904 of Initial Public Offering costs and $623,500 representing the excess of fair value over the purchase price of Founder Shares purchased by the underwriter (see Note 5).

These
costs were charged to additional
paid-in
capital upon completion of the Initial Public Offering. As described in Note 6, the $
6,525,000
deferred underwriting commission is contingent upon the consummation of a Business Combination within
18
months of the Initial Public Offering (or up to
21
months from the Initial Public Offering if the Company extends the period of time to consummate a Business Combination), unless the time period to consummate a Business Combination is extended pursuant to the Company’s amended and restated memorandum and articles of association (the “Memorandum and Articles of Association”).
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least
80
% of the assets held in the Trust Account (excluding the amount of deferred underwriting commissions and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires
50
% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Initial Public Offering, $
10.20
per Unit sold in the Initial Public Offering, including proceeds of the sale of the Private Placement Warrants, was held in the trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of
185
days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $
10.20
per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s Memorandum and Articles of Association. In accordance with the rules of the U.S. Securities and Exchange Commission (the “SEC”) and its guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of a company require ordinary shares subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., public warrants), the initial carrying value of the Class A ordinary shares classified as temporary equity was the allocated proceeds determined in accordance with ASC
470-20.
Because of the redemption feature noted above, the Class A ordinary shares are subject to ASC
480-10-S99.
If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in
capital). While redemptions cannot cause
the Company’s net tangible assets to fall below $
5,000,001
, the Public Shares are redeemable and will be classified as temporary equity on the balance sheet until such date that a redemption event takes place.
The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $
5,000,001
(so that it does not then become subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement that may be contained in the agreement relating to the Business Combination. If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives a resolution under British Virgin Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of
15
% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem
100
% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial
Business Combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment.
If the Company has not completed a Business Combination within
18
months from the closing of the Initial Public Offering (or up to
21
months from the Initial Public Offering if the Company extends the period of time to consummate a Business Combination) (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem
100
% of the Public Shares, at a
per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $
100,000
of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under British Virgin Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination
Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($
10.00
).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $
10.20
per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $
10.20
per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Going Concern Consideration
As of December 31, 2022, the Company had cash of
$
50,963
, a working capital deficiency of $1,231,077 and

$
207,091,096
of Investments in the Trust Account to be used for its Business Combination or to repurchase or redeem Public Shares in connection therewith.
The Company may raise additional capital through loans or additional investments from the Sponsor or its shareholders, officers, directors, or third parties. The Company’s officers and directors, the Sponsor or their respective affiliates may, but are not obligated to, loan the Company
 funds, from time to time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Based on the foregoing, the Company believes it will have sufficient cash to meet its needs through the earlier of consummation of a Business Combination or
18
months from the closing of the Initial Public Offering (May 26, 2023) (or up to
21
months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).
However, if the Company’s estimate of the costs of identifying a target business, undertaking in-depth
due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, or if the Company’s shareholders approve an extension to the mandatory liquidation date beyond 21 months from the closing of the Initial Public Offering, the Company may have insufficient funds available to operate its business prior to a Business Combination. Moreover, the Company may need to obtain additional financing either to complete a Business Combination or because it becomes obligated to redeem a significant number of its Public Shares upon completion of a Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of a Business Combination. If the Company does not complete a Business Combination because it does not have sufficient funds available, it will be forced to cease operations and liquidate the Trust Account. In addition, following the
Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

If the Company does not consummate a Business Combination by
18
months from the closing of the Initial Public Offering (May 26, 2023) (or up to
21
months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination), there will be a mandatory liquidation and subsequent dissolution of the Company. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic
205-40,
“Presentation of Financial Statements

—

Going Concern,” the Company has determined that the liquidity condition due to insufficient working capital and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date that the financial statements are issued. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after
18
months from the closing of the Initial Public Offering (May 26, 2023) (or up to
21
months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination). The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.
Proposed Business Combination
On February 10, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Vahanna Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), and Roadzen, Inc., a Delaware corporation (“Roadzen”).
Pursuant to the terms of the Merger Agreement, at the closing (the “Closing”) of the transactions contemplated thereby (the “Transactions”), a business combination between the Company and Roadzen will be effected through the merger of Merger Sub with and into Roadzen, with Roadzen surviving as a wholly-owned subsidiary of the Company (the “Merger”). In connection with the Merger, the Company will change its name to Roadzen Inc. (“New Roadzen”). The Merger is expected to close during the second quarter of 2023, subject to customary closing conditions, including the receipt of certain governmental approvals and the required approval by the shareholders of Vahanna and Roadzen.
Immediately prior to the effective time of the Merger (the “Effective Time”), each outstanding share of Roadzen common stock, including common stock converted from Existing Roadzen Preferred Stock (as defined below) immediately prior to the closing (collectively, the “Existing Roadzen Common Stock”), will be cancelled and converted into the right to receive a pro rata portion (on a fully-diluted basis) of an aggregate amount of
68,300,000
ordinary shares of New Roadzen, par value $
0.0001
per share (“New Roadzen Ordinary Shares”). In addition, a certain number of the
68,300,000
New Roadzen Ordinary Shares will be reserved for future issuance following the Closing upon conversion, exercise, vesting and/or settlement of certain Roadzen RSUs (as defined below), Roadzen Warrants, and Roadzen Additional Equity Securities (as defined below) that will be assumed by New Roadzen at the Closing, in each case, pursuant to the terms and subject to the conditions set forth in the Merger Agreement. Each share of Existing Roadzen Common Stock owned by Roadzen as treasury stock will be canceled for no consideration.
Pursuant to the terms of the Merger Agreement, if the holders of less than
12,000,000
Class A ordinary shares of the Company have validly elected to redeem such shares as of two (
2
) business days immediately prior to the meeting of Company shareholders convened for the purposes of obtaining shareholder approval of the Merger (the “Company Shareholder Meeting”), and following (and subject to) receipt of shareholder approval of the Domestication (as defined below) at the Company Shareholder Meeting (the “Domestication Proposal”), at least one (
1
)
business day prior to the Merger, Vahanna will continue out of the British Virgin Islands and become domesticated as a corporation in the State of Delaware (the “Domestication”) pursuant to Section 184 of the BVI Business Companies Act and Section 388 of the General Corporation Law of the State of
Delaware (as amended), respectively, and in connection therewith, adopt, upon the Domestication taking effect, a certificate of incorporation (the “Interim Charter”) in place of the memorandum and articles of association currently registered by the Registrar of Corporate Affairs in the British Virgin Islands (the “Existing Charter”), and which will remove or amend those provisions of the Existing Charter that terminate or otherwise cease to be applicable as a result of the Domestication.

Assuming the Domestication Proposal is approved, and the Domestication occurs pursuant to the Merger Agreement, concurrent with the consummation of the Merger:

•
each share of Class A common stock (as converted from Class A ordinary shares pursuant to the Domestication) will convert automatically, on
a
one-for-one basis,
into
one
share of common stock, par value $
0.0001
per share, of New Roadzen (“New Roadzen Common Stock”);

•
each share of Class B common stock (as converted from Class A ordinary shares pursuant to the Domestication) of the Company will convert automatically, on
a
one-for-one basis,
into
one
share of New Roadzen Common Stock;

•
each Private Placement Warrant previously sold by the Company to the sponsor (as defined below) in connection with its Public Offering will convert automatically, on
a
one-for-one basis,
into an equivalent warrant of New Roadzen to acquire
one
share of New Roadzen Common Stock;

•
each redeemable warrant sold as part of the units offered in the Company’s public warrant will convert automatically, on a one-for-one basis, into an equivalent warrant of New Roadzen to acquire one
share of New Roadzen Common Stock; and

•
each unit sold in the Company’s Public Offering will automatically be separated into its underlying shares of New Roadzen Common Stock and public warrants, with any fractional public warrant being forfeited for no consideration.

Equity Conversions
Immediately prior to the Effective Time, each outstanding share of Roadzen’s preferred stock (the “Existing Roadzen Preferred Stock”) will convert into one
share of Existing Roadzen Common Stock on
a
one-for-one basis
(the “Preferred Conversion”).
In addition, as of the Effective Time:

•
each existing Roadzen restricted stock unit (“Roadzen RSU”), whether vested or unvested, that is outstanding immediately prior to the Effective Time, will be assumed and converted into a restricted stock unit of New Roadzen with respect to a pro rata portion (on a fully-diluted basis) of
68,300,000
New Roadzen Ordinary Shares based on the number of shares of Existing Roadzen Common Stock subject to such Roadzen RSU immediately prior to the Effective Time.

•
each existing warrant representing a right to acquire Existing Roadzen Common Stock (“Roadzen Warrant”) that is outstanding immediately prior to the Effective Time will be assumed and converted into an equivalent warrant to acquire a pro rata portion (on a fully-diluted basis) of
68,300,000
New Roadzen Ordinary Shares based on the number of shares of Existing Roadzen Common Stock subject to such Roadzen Warrant immediately prior to the Effective Time.

•
each equity security of Roadzen (other than Existing Roadzen Common Stock, Existing Roadzen Preferred Stock, Roadzen Warrants and Roadzen RSUs) (“Roadzen Additional Equity Security”), whether vested or unvested, that is outstanding immediately prior to the Effective Time will be assumed and converted into an equivalent security with respect to a pro rata portion (on a fully-diluted basis) of
68,300,000
New Roadzen Ordinary Shares based on the number of shares of Existing Roadzen Common Stock subject to such Roadzen Additional Equity Security immediately prior to the Effective Time.

Representations and Warranties
The Merger Agreement contains customary representations and warranties of the parties thereto with respect to, among other things, (a) corporate organization and qualification, (b) capital structure, (c) authorization to enter into the Merger Agreement, (d) financial statements, (e) absence of undisclosed liabilities, (f) consents and governmental approvals, (g) permits, (h) material contracts, (i) absence of changes, (j) litigation, (k) compliance with applicable laws, (l) employee plans, (m) environmental matters, (n) labor matters and (o) insurance. The representations and warranties of the parties do not survive the Closing.

Covenants
The Merger Agreement includes covenants of Roadzen with respect to the operation of the business prior to the consummation of the Merger. The Merger Agreement also contains additional covenants of the parties, including, among others, (a) to make appropriate filings pursuant to the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (“HSR”), (b) the use of reasonable best efforts to consummate the Merger as promptly as practicable and (c) preparation and filing of a registration statement on Form S-4 relating to the Merger and containing a proxy statement of the Company (the “Registration Statement / Proxy Statement”).
The Merger Agreement also contains exclusivity provisions prohibiting (a) Roadzen and its subsidiaries from initiating, soliciting, entertaining or otherwise knowingly encouraging an Acquisition Proposal (as defined in the Merger Agreement) (subject to limited exceptions specified therein) or entering into any contracts or agreements in connection therewith and (b) the Company from issuing an indication of interest, memorandum of understanding, letter of intent or other similar agreement with respect to a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination other than with respect to the transactions with Roadzen contemplated by the Merger Agreement.

New Incentive Plan
In connection with the Closing, the Company will adopt the New Incentive Plan (as defined in the Merger Agreement) subject to the Company’s receipt of requisite shareholder approval.
Conditions to Consummation of the Transactions
Consummation of the Transactions is generally subject to customary conditions of the respective parties, and conditions customary to special purpose acquisition companies, including (a) expiry or termination of all applicable waiting periods under HSR, (b) the absence of any law or governmental order, threatened or pending, preventing the consummation of the Merger, (c) the effectiveness of the Registration Statement / Proxy Statement, (d) the New Roadzen Ordinary Shares to be issued in the Merger having been listed on the Nasdaq Stock Exchange LLC (“Nasdaq”) upon the Closing, and otherwise satisfying the applicable listing requirements of Nasdaq, (e) receipt of shareholder approval from shareholders of each of the Company and Roadzen for consummation of the Merger, (f) funds of at least $
50,000,000
being available to the Company (after giving effect to payments in respect of any redemptions by the Company’s shareholders in connection with the Merger and any financing received by Roadzen or the Company prior to Closing, and prior to an payment of any unpaid transaction expenses of the parties), (g) the consummation of the Domestication, if applicable, (h) the consummation of Roadzen’s acquisitions of Global Insurance Management Limited and National Automobile Club, each of which Roadzen has signed a definitive agreement to acquire, and (i) receipt of executed Lock-up Agreements
from equityholders of Roadzen. In addition, Roadzen also has the right to not consummate the Merger if the Company has net tangible assets following the redemptions of less than $
5,000,001
.
Termination
The Merger Agreement may be terminated under certain customary and limited circumstances prior to the Closing, including by mutual written consent, by written notice from either the Company or Roadzen to the other if the Company’s or Roadzen’s shareholders have not approved the Merger Agreement and the transaction contemplated thereby, or if the Transactions have not been consummated on or prior to August 26, 2023 (subject to extensions for delays as set forth in the Merger Agreement).
A copy of the Merger Agreement is filed with the Company’s Current Report on Form
8-K
filed with the SEC on February 15, 2023 as Exhibit 2.1 and is incorporated herein by reference. The foregoing description of the Merger Agreement and the Transactions is not complete and is subject to, and qualified in its entirety by, reference to the actual agreement. The Merger Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of the Merger Agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. In particular, the assertions embodied in the representations and warranties in the Merger Agreement were made as of a specified date, are modified or qualified by information in one or more confidential disclosure schedules prepared in connection with the execution and delivery of the Merger Agreement, may be subject to a contractual standard of materiality different from what might be viewed as material to investors, or may have been used for the purpose of allocating risk between the parties. Accordingly, the representations and warranties in the Merger Agreement are not necessarily characterizations of the actual state of facts about the Company, Roadzen or the other parties at the time they were made or otherwise and should only be read in conjunction with the other information that the Company makes publicly available in reports, statements and other documents filed with the SEC.
Support Agreement
In connection and concurrent with the execution of the Merger Agreement, certain holders representing (a) at least a majority of the outstanding shares of Existing Roadzen Common Stock and of Existing Roadzen Preferred Stock, voting together as a single class, and (b) at least a majority of the outstanding shares of Existing Roadzen Preferred Stock, voting as a separate class, (collectively, the “Supporting Holders”) entered into a Support Agreement with the Company (the “Support Agreement”). Under the Support Agreement, the Supporting Holders agreed, among other things, to execute and deliver a written consent (a) adopting the Merger Agreement and the consummation of the Transactions, and (b) to effect the Preferred Conversion, in each case, not later than three (3) business days after the Registration Statement / Proxy Statement is declared effective by the SEC.
Sponsor Support Agreement
In connection and concurrent with the execution of the Merger Agreement, the Sponsor and Roadzen entered into a support agreement with the Company (the “Sponsor Support Agreement”). Under the Sponsor Support Agreement, the Sponsor agreed to, among other things, (a) vote all ordinary shares of the Company owned by it in favor of (i) the Transactions and (ii) any proposals made by the Company to facilitate or in furtherance of the Transactions, (b) appear at any Company shareholder meeting called regarding the Transactions for purposes of constituting a quorum, (c) vote against any proposals that would materially impede the transactions contemplated by the Merger Agreement, and (d) waive certain of its anti-dilution and conversion rights.
Lock-up
Agreements
In connection with the execution of the Merger Agreement, certain holders of Existing Roadzen Common Stock and Existing Roadzen Preferred Stock entered into certain lock-up agreements
(the “Lock-up Agreements”)
with the Company and Roadzen. Prior to the Closing, Roadzen is obligated to use reasonable best efforts to cause all remaining equityholders of Roadzen to enter into a Lock-up Agreement.
Pursuant to
the Lock-up Agreements,
certain holders of Restricted Securities (as defined therein) have agreed, among other things, to be subject to a lock-up period
which will last from the Closing until the earliest of (x) the one (1) year anniversary of consummation of the Merger, (y) the date that the closing price of the New Roadzen Ordinary Shares equals or exceeds $12.00 (as adjusted for share recapitalizations, subdivisions, reorganizations, recapitalizations and the like), for twenty (20) trading days within any thirty (30) trading day period following the 150th day following the Merger and (z) the consummation of a liquidation, merger, capital share exchange, reorganization, tender or exchange offer as the first step of a two-step transaction
or other similar transaction that results in all of New Roadzen’s shareholders having the right to exchange their New Roadzen Ordinary Shares for cash, securities or other property; provided, however, that equityholders of Roadzen that held less than 5% of the equity securities
of Roadzen (on a fully diluted basis) immediately
p
rior to the Closing will be permitted to transfer and/or sell up to 25% of their New Roadzen Ordinary Shares after the date that is six (6) months following the consummation of the Merger.

Risks and Uncertainties
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Management is currently evaluating the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
In February 2022, the Russian Federation commenced a military action with the country of Ukraine. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Vahanna Tech Edge Acquisition I Corp.
(the “Company”) was incorporated in the British Virgin Islands on April 22, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2022, the Company had not commenced any operations. All activity for the period from April 22, 2021 (inception) through December 31, 2022 relates to the Company’s formation, initial public offering (“Initial Public Offering”), which is described below, and search for an acquisition target. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering (the “Registration Statement”) was declared effective on November 22, 2021. On November 26, 2021, the Company consummated the Initial Public Offering of 20,010,000 units (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $200,100,000, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,638,500 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement transaction to Vahanna LLC (the “Sponsor”).
Additionally, simultaneously with the closing of the Initial Public Offering, pursuant to a Subscription Agreement, dated November 22, 2021, by and between the Company and Mizuho Securities USA LLC, the representative of the underwriters (“Mizuho”), the Company completed the private sale of an aggregate of

150,000
Class B ordinary shares of the Company, par value $
0.0001
per share (the “Representative Shares”), at a purchase price of approximately $
3.33
per Representative Share, generating gross proceeds to the Company of $
500,000
.
No
underwriting discounts or commissions were paid with respect to such sale. The issuance of the Representative Shares was made pursuant to the exemption from registration contained in Section
4
(a)
(2)
of the Securities Act of
1933
, as amended (the “Securities Act”) (see Notes
5
and
6)
.
Following the closing of the Initial Public Offering on November 26, 2021
, an amount of $
204,102,000
($
10.20
per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement (as defined in Note 4)
was placed in the Trust Account (as defined below). The funds held in the Trust Account may be invested in U.S. government securities, within the meaning set forth in Section 2
(a)(16)
of the Investment Company Act, with a maturity of
185
days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination or (ii) the distribution of the Trust Account, as described below.
As of November 26, 2021, transaction costs amounted to $11,274,404 consisting of $3,480,000 of underwriting fees, $6,525,000 of deferred underwriting fees, $645,904 of Initial Public Offering costs and $623,500 representing the excess of fair value over the purchase price of Founder Shares purchased by the underwriter (see Note 5). These costs were charged to additional paid-in
capital upon completion of the Initial Public Offering. As described in Note 6, the $6,525,000 deferred underwriting commission is contingent upon the consummation of a
Business Combination within 18 months of the Initial Public Offering (or up to 21 months from the Initial Public Offering if the Company extends the period of time to consummate a Business Combination), unless the time period to consummate a Business Combination is extended pursuant to the Company’s amended and restated memorandum and articles of association (the “Memorandum and Articles of Association”).
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (excluding the amount of deferred underwriting commissions and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Initial Public Offering, $10.20 per Unit sold in the Initial Public Offering, including proceeds of the sale of the Private Placement Warrants, was held in the trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.20 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s Memorandum and Articles of Association. In accordance with the rules of the U.S. Securities and Exchange Commission (the “SEC”) and its guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of a company require ordinary shares subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., public warrants), the initial carrying value of the Class A ordinary shares classified as temporary equity was the allocated proceeds determined in accordance with ASC
470-20.
Because of the redemption feature noted above, the Class A ordinary shares are subject to ASC
480-10-S99.
If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in
capital). While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and will be classified as temporary equity on the balance sheet until such date that a redemption event takes place.

The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement that may be contained in the agreement relating to the Business Combination. If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives a resolution under British Virgin Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed
 (a) to waive its redemption rights
with r
espect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem
100
% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial
Business Combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment.
If the Company has not completed a Business Combination within
18
months from the closing of the Initial Public Offering (or
up to
21
months from the Initial Public Offering if the Company extends the period of time to consummate a Business Combination) (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem
100
% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $
100,000
of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under British Virgin Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business

Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.20 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Going Concern Consideration
As of December 31, 2022, the Company had cash of
$
50,963
, a working capital deficiency of

$1,231,077
and
$
207,091,906

of Investments in the Trust Account to be used for its Business Combination or to repurchase or redeem Public Shares in connection therewith.
The Company may raise additional capital through loans or additional investments from the Sponsor or its shareholders, officers, directors, or third parties. The Company’s officers and directors, the Sponsor or their respective affiliates may, but are not obligated to, loan us funds, from time to time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs.
If the Company’s estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, or if the Company’s shareholders approve an extension to the mandatory liquidation date beyond 21 months from the closing of the Public Offering, the Company may have insufficient funds available to operate its business prior to a Business Combination. Moreover, the Company may need to obtain additional financing either to complete a Business Combination or because it becomes obligated to redeem a significant number of its Public Shares upon completion of a Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of a Business Combination. If the Company does not complete a Business Combination because it does not have sufficient funds available, it will be forced to cease operations and liquidate the Trust Account. In addition, following our Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.
If the Company does not consummate a Business Combination by 18 months from the closing of the Public Offering (or up to 21 months from the closing of the Public Offering if the Company extends the period of time to consummate a Business Combination), there will be a mandatory liquidation and subsequent dissolution of the

Company. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, “Presentation of Financial Statements- Going Concern,” the Company has determined that the liquidity condition due to insufficient working capital and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date that the financial statements are issued. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after
18 months from the closing of the Public Offering (or up to 21 months from the closing of the Public Offering if the Company extends the period of time to consummate a Business Combination). The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.
Risks and Uncertainties
Management is currently evaluating the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
In February 2022, the Russian Federation commenced a military action with the country of Ukraine. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements.